CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.9%
Banks: 2.7%
225,000	First Republic Bank	$36,609,750

Biotechnology: 4.8%
425,000	Horizon Therapeutics PLC [1]	35,262,250
325,000	Neurocrine Biosciences, Inc. [1]	30,592,250
		65,854,500
Building Products: 2.5%
625,000	Masco Corp.	34,612,500

Capital Markets: 2.7%
375,000	Raymond James Financial, Inc.	36,926,250

Commercial Services & Supplies: 2.8%
300,047	Copart, Inc. [1]	38,436,021

Communications Equipment: 2.1%
550,000	Ciena Corp. [1]	28,380,000

Distributors: 2.1%
80,000	Pool Corp.	28,616,000

Electrical Equipment: 2.8%
140,000	Generac Holdings, Inc. [1]	37,562,000

Electronic Equipment, Instruments & Components: 10.2%
225,000	Keysight Technologies, Inc. [1]	36,585,000
85,000	Teledyne Technologies, Inc. [1]	33,269,000
550,000	Trimble, Inc. [1]	38,186,500
85,000	Zebra Technologies Corp. - Class A [1]	30,403,650
		138,444,150
Entertainment: 1.9%
200,014	Take-Two Interactive Software, Inc. [1]	26,547,858

Equity Real Estate Investment Trusts: 2.4%
200,000	Sun Communities, Inc.	32,792,000

Food Products: 2.7%
425,000	McCormick & Company, Inc. [2]	37,123,750

Health Care Equipment & Supplies: 7.4%
85,010	The Cooper Companies, Inc.	27,798,270
150,000	ResMed, Inc.	36,078,000
165,000	STERIS PLC	37,232,250
		101,108,520
Household Products: 2.3%
350,000	Church & Dwight Co., Inc.	30,789,500

IT Services: 2.1%
300,000	Akamai Technologies, Inc. [1]	28,866,000

Life Sciences Tools & Services: 9.6%
400,000	Azenta, Inc.	27,304,000
130,000	Charles River Laboratories International, Inc. [1]	32,570,200
27,500	Mettler-Toledo International, Inc. [1]	37,117,575
100,000	West Pharmaceutical Services, Inc.	34,356,000
		131,347,775
Machinery: 2.8%
185,000	IDEX Corp.	38,618,750

Professional Services: 3.0%
425,000	Booz Allen Hamilton Holding Corp.	40,791,500

Road & Rail: 2.6%
150,000	Saia, Inc. [1]	35,677,500

Semiconductors & Semiconductor Equipment: 10.2%
425,000	Diodes, Inc. [1]	34,582,250
350,000	Entegris, Inc.	38,465,000
80,000	Monolithic Power Systems, Inc.	37,177,600
260,027	Skyworks Solutions, Inc.	28,311,740
		138,536,590
Software: 6.9%
100,023	Paycom Software, Inc. [1]	33,056,601
231,451	Qualys, Inc. [1]	28,311,086
268,000	SPS Commerce, Inc. [1]	32,095,680
		93,463,367
Specialty Retail: 9.7%
200,000	Asbury Automotive Group, Inc. [1]	34,328,000
375,000	Floor & Decor Holdings, Inc. - Class A [1]	30,213,750
80,000	Ulta Beauty, Inc. [1]	31,112,800
250,000	Williams-Sonoma, Inc.	36,105,000
		131,759,550
Textiles, Apparel & Luxury Goods: 2.6%
115,000	Deckers Outdoor Corp. [1]	36,019,150

TOTAL COMMON STOCKS
(Cost $927,828,684)		1,348,882,981

SHORT-TERM INVESTMENTS: 1.1%
Money Market Funds: 1.1%
14,477,050	First American Treasury Obligations Fund - Institutional Class, 1.802% [3]	14,477,050
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,477,050)		14,477,050

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $942,305,734)		1,363,360,031
Liabilities in Excess of Other Assets: (0.0)% [4]		(202,430)
TOTAL NET ASSETS: 100.0%		$1,363,157,601

[1]	Non-income producing security.
[2]	Non-voting shares.
[3]	Annualized seven-day effective yield as of July 31, 2022.
[4]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Mid Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,348,882,981	$-	$-	$1,348,882,981
Short-Term Investments	14,477,050	-	-	14,477,050
Total Investments in Securities	$1,363,360,031	$-	$-	$1,363,360,031